Jason L. Kropp

+1 617 526 6421 (t)

+1 617 526 5000 (f)

jason.kropp@wilmerhale.com

June 26, 2013

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington D.C. 20549

Re:	Confidential Submission of Draft Form S-1 by
Endurance International Group Holdings, Inc.

On behalf of Endurance International Group Holdings, Inc. (the “Company”), we confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) for non-public review by the Staff of the U.S. Securities and Exchange Commission (the “Staff”) prior to the public filing of the Registration Statement.

The Company:

1.	hereby confirms its status as an “emerging growth company” under the JOBS Act;

2.	hereby advises the Staff that it currently expects to take advantage of the extended transition period for complying with new or revised accounting standards; and

3.	does not currently intend to seek confidential treatment of any correspondence or supplemental information hereby provided to the Staff when it publicly files the Form S-1.

Should members of the Staff have any questions or comments concerning this submission, please contact me at (617) 526-6421 or David A. Westenberg at (617) 526-6626.

Sincerely,

/s/ Jason L. Kropp

Jason L. Kropp

JLK:bd